19. BONDS PAYABLE AND PROMISSORY NOTES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 23,144,728	$ 14,042,688
Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	16,445,180	7,455,696
90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 6,699,548	$ 6,586,992
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.78%	3.78%
Nominal rate	3.50%	3.50%
Bonds payable and promissory notes, current	$ 13,469,689	$ 13,312,828
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	6,770,141	6,725,836
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 6,699,548	$ 6,586,992
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	2.29%	2.29%
Nominal rate	2.50%	2.50%
Bonds payable and promissory notes, current	$ 9,152,339	$ 215,940
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	9,152,339	215,940
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.53%	3.53%
Nominal rate	3.30%	3.30%
Bonds payable and promissory notes, current	$ 289,152	$ 284,295
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	289,152	284,295
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.75%	2.75%
Nominal rate	2.40%	2.40%
Bonds payable and promissory notes, current	$ 233,548	$ 229,625
Viña Concha y Toro S.A. | Banco Bice | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	233,548	229,625
Viña Concha y Toro S.A. | Banco Bice | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 0